Derivative Financial Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments
10.	Derivative Financial Instruments

The Company uses interest rate derivatives with the objective of managing exposure to interest rate movements thereby minimizing the effect of interest rate changes and the effect they could have on future cash flows. Interest rate cap agreements are used to accomplish this objective. The following table provides the terms of the Company’s interest rate derivative instruments that were in effect at September 30, 2019 and December 31, 2018:

September 30, 2019
Type	Maturity Date Range	Based on	Number of Instruments	Notional Amount	Variable Rate	Weighted Average Rate Cap	Fair Value
Interest Rate Cap	10/1/2019 - 8/1/2021	One-Month LIBOR	11	$395,592,350	2.02%	3.46%	$1,902

December 31, 2018
Type	Maturity Date Range	Based on	Number of Instruments	Notional Amount	Variable Rate	Weighted Average Rate Cap	Fair Value
Interest Rate Cap	1/1/2019 - 8/1/2021	One-Month LIBOR	22	$713,237,850	2.52%	3.46%	$207,769

The interest rate cap agreements are not designated as effective cash flow hedges. Accordingly, the Company records any changes in the fair value of the interest rate cap agreements as interest expense. The change in the fair value of the interest rate cap agreements for the three and nine months ended September 30, 2019, resulted in an unrealized loss of $24,144 and $223,867, respectively, and for the three and nine months ended September 30, 2018, resulted in an unrealized gain of $62,119 and $641,013, respectively, which is included in interest expense in the accompanying consolidated statements of operations. During the three and nine months ended September 30, 2019, the Company acquired interest rate cap agreements of $18,000. During the three and nine months ended September 30, 2018, the Company acquired interest rate cap agreements of $43,200 and received settlement proceeds from interest rate cap agreements of $270,000. The fair value of the interest rate cap agreements of $1,902 and $207,769 as of September 30, 2019 and December 31, 2018, respectively, is included in other assets on the accompanying consolidated balance sheets.

10. Derivative Financial Instruments

The Company uses interest rate derivatives with the objective of managing exposure to interest rate movements thereby minimizing the effect of interest rate changes and the effect they could have on future cash flows. Interest rate cap agreements are used to accomplish this objective. The following table provides the terms of the Company’s interest rate derivative instruments that were in effect at December 31, 2018 and 2017:

December 31, 2018
Type	Maturity Date Range	Based on	Number of Instruments	Notional Amount	Variable Rate	Weighted Average Rate Cap	Fair Value
Interest Rate Cap	1/1/2019 - 8/1/2021	One-Month LIBOR	22	$713,237,850	2.52%	3.46%	$207,769

December 31, 2017
Type	Maturity Date Range	Based on	Number of Instruments	Notional Amount	Variable Rate	Weighted Average Rate Cap	Fair Value
Interest Rate Cap	6/1/2018 - 1/1/2021	One-Month LIBOR	29	$888,368,100	1.56%	3.17%	$347,409

The interest rate cap agreements are not designated as effective cash flow hedges. Accordingly, the Company records any changes in the fair value of the interest rate cap agreements as interest expense. The change in the fair value of the interest rate cap agreements for the years ended December 31, 2018, 2017 and 2016, resulted in an unrealized (gain) loss of $(87,160), $447,668 and $270,222, respectively, which is included in interest expense in the accompanying consolidated statements of operations. During the years ended December 31, 2018 and 2017, the Company acquired interest rate cap agreements of $43,200 and $300,000, respectively, and received settlement proceeds from interest rate cap agreements of $270,000 and $0, respectively. The fair value of the interest rate cap agreements of $207,769 and $347,409 as of December 31, 2018 and 2017, is included in other assets on the accompanying consolidated balance sheets.